Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Sep. 30, 2023
Prepaid Expenses and Other Current Assets [Abstarct]
Schedule of Prepaid Expenses and Other Current Assets	As of September 30, 2022 and 2023, prepaid expenses and other current assets consisted of the following:
	As of September 30,
	2022	2023
Refund of advance to a supplier (1)	$-	$1,314,008
Receivable for earnout in the acquisition of Changzhou Sixun (2)	-	947,178
Short-term receivables due to disposal of Tianjin Jiahao	-	890,214
Prepaid professional service fee	42,173	16,911
Security deposits	-	31,113
Deductible input VAT	-	27,178
Prepaid rental and utilities fee	57,214	18,063
Prepaid exhibition fee	7,169	-
Other	60,544	77,637
Prepaid expenses and other current assets	$167,100	$3,322,302
(1)	In June, 2023, Jiangsu Supply Chain terminated a purchase contract with a supplier in which Jiangsu Supply Chain should pay $27,412 (RMB200,000) to the supplier for initiating termination of the contract, and the supplier should refund all the advance payment from Jiangsu Supply Chain. All the advance payment was refunded on November 13, 2023.
(2)	In the acquisition of Changzhou Sixun, the Seller (as defined in Note 3) undertakes that if Changzhou Sixun and its subsidiaries fail to meet the specific performance indicators as stated in the equity transfer agreement by 100% on schedule, the Seller shall pay the Company for the uncompleted proportion of RMB10 million in each fiscal year 2023 to 2025. As of September 30, 2023, the Company recognized $947,178 in other current receivables for the realized gain from earnout in accordance with the uncompleted proportion of performance commitments made for the year ended September 30, 2023. The compensation for the uncompleted proportion of performance commitments made for the year ended September 30, 2023, was received in January, 2024.